Asset Retirement Obligation	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

(10) Asset Retirement Obligation

The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2016	$210,889
Additions to asset retirement obligations	4,003
Accretion expense	4,236
Liabilities settled	(4,039)
Balance at December 31, 2017	$215,089
Additions to asset retirement obligations	7,583
Accretion expense	4,404
Liabilities settled	(4,087)
Balance at December 31, 2018	$222,989